Revenue - Schedule of Future Minimum Revenues Received Based on Segment (Detail) $ in Millions	Dec. 31, 2020 USD ($)
Segment Reporting Information Revenue [Line Items]
2021	$ 1,400.2
2022	1,089.6
2023	756.1
2024	478.2
2025	292.8
Thereafter	455.3
Future minimum revenues receivable	4,472.2
Containership Leasing [Member]
Segment Reporting Information Revenue [Line Items]
2021	1,243.1
2022	1,000.9
2023	718.0
2024	478.2
2025	292.8
Thereafter	455.3
Future minimum revenues receivable	4,188.3
Mobile Power Generation [Member]
Segment Reporting Information Revenue [Line Items]
2021	157.1
2022	88.7
2023	38.1
2024	0.0
2025	0.0
Thereafter	0.0
Future minimum revenues receivable	$ 283.9